Goodwill and Intangible Assets (Major Asset Classes) (Details) $ in Millions	3 Months Ended				12 Months Ended
	Apr. 30, 2020 USD ($)	Jan. 31, 2020 USD ($)	Oct. 31, 2019 USD ($) item	Apr. 30, 2019 USD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Line Items]
Original Cost	$ 11.8	$ 51.0			$ 51.0	$ 31.6
Accumulated Amortization	6.3	5.2			5.2	1.3
Impairment charge	39.2				0.0
Net Book Value	5.5	$ 45.8			45.8	30.3
Amortization expense of intangible assets	1.0			$ 0.8	$ 3.9	0.8	$ 0.3
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount		10.90%			10.90%
Number of reporting units with goodwill impairment | item			2
Long-lived asset impairment charge	141.2				$ 0.0	0.0	0.0
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Expected amortization expenses in year one		$ 4.0			4.0
Expected amortization expenses in year two		4.0			4.0
Expected amortization expenses in year three		4.0			4.0
Expected amortization expenses in year four		4.0			4.0
Expected amortization expenses in year five		4.0			4.0
Goodwill [Roll Forward]
Goodwill, Beginning Balance	28.3			43.2	43.2
Acquisitions					31.8	43.2
Purchase price adjustments					0.3
Goodwill impairment	(28.3)	(1.2)	$ (45.8)		(47.0)	0.0	$ 0.0
Goodwill, Ending Balance	$ 0.0	28.3			$ 28.3	43.2
Customer contracts and relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Useful Life (years)	20 years				20 years
Original Cost	$ 8.3	43.0			$ 43.0	24.9
Accumulated Amortization	2.9	2.4			2.4	0.3
Net Book Value	5.4	40.6			40.6	24.6
Covenants not to compete and other identified intangibles
Goodwill and Intangible Assets Disclosure [Line Items]
Original Cost	2.5	4.7			4.7	3.4
Accumulated Amortization	2.4	1.9			1.9	0.3
Net Book Value	$ 0.1	2.8			$ 2.8	3.1
Covenants not to compete and other identified intangibles | Minimum
Goodwill and Intangible Assets Disclosure [Line Items]
Useful Life (years)	1 year 6 months				1 year 6 months
Covenants not to compete and other identified intangibles | Maximum
Goodwill and Intangible Assets Disclosure [Line Items]
Useful Life (years)	3 years				3 years
Developed Technologies
Goodwill and Intangible Assets Disclosure [Line Items]
Useful Life (years)	15 years				15 years
Original Cost	$ 1.0	3.3			$ 3.3	3.3
Accumulated Amortization	$ 1.0	0.9			0.9	0.7
Net Book Value		2.4			$ 2.4	2.6
Southwest
Goodwill and Intangible Assets Disclosure [Line Items]
Percentage of undiscounted cash flows exceeding carrying value of assets					35.70%
Goodwill [Roll Forward]
Goodwill, Beginning Balance				22.1	$ 22.1
Goodwill impairment					$ (22.4)
Goodwill, Ending Balance						22.1
Rocky Mountains
Goodwill and Intangible Assets Disclosure [Line Items]
Percentage of undiscounted cash flows exceeding carrying value of assets	20.50%				54.80%
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 28.3			13.2	$ 13.2
Goodwill impairment	(28.3)
Goodwill, Ending Balance	$ 0.0	$ 28.3			$ 28.3	13.2
Northeast/Mid-Con
Goodwill and Intangible Assets Disclosure [Line Items]
Percentage of undiscounted cash flows exceeding carrying value of assets					56.70%
Goodwill [Roll Forward]
Goodwill, Beginning Balance				$ 7.9	$ 7.9
Goodwill impairment					(24.6)
Goodwill, Ending Balance						$ 7.9
Northeast/Mid-Con and Southwest
Goodwill [Roll Forward]
Goodwill impairment					$ (47.0)